Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance	$ 344
Exchange differences arising from translation to presentation currency	(20)
Fair value of warrants at issuance date		344
Changes in values of warrants exercisable into shares liability	(132)
Balance	$ 192	$ 344